Condensed financial information of the Company - Condensed balance sheets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Assets/(liability)
Prepayments and other current assets	$ 1,963,102	$ 902,811
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	1,800	1,800
Additional paid-in capital	1,619,774	1,619,774
Statutory reserve	745,590	745,590
Accumulated Profits	26,921,172	16,945,947
Accumulated other comprehensive (loss)/income	(1,406,288)	(294,079)
TOTAL SHAREHOLDERS' EQUITY	27,882,048	19,019,032	$ 11,079,166	$ 4,346,563
Parent company | Reportable legal entities
Assets/(liability)
Prepayments and other current assets	1,752	1,843
Investment in subsidiaries and VIE	27,880,296	19,017,189
Total assets/(liability)	27,882,048	19,019,032
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	1,800	1,800
Additional paid-in capital	1,619,774	1,619,774
Statutory reserve	745,590	745,590
Accumulated Profits	26,921,172	16,945,947
Accumulated other comprehensive (loss)/income	(1,406,288)	(294,079)
TOTAL SHAREHOLDERS' EQUITY	$ 27,882,048	$ 19,019,032